S000008605 [Member] Expense Example - William Blair Institutional International Growth Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,114